CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Subscriptions Payable	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest
Balance, shares at Dec. 31, 2020		865,564,371
Balance, amount at Dec. 31, 2020	$ (28,510,529)	$ 865,565	$ 125,052	$ 11,462,940	$ (40,902,944)	$ (61,142)
Common stock issued for services, shares		5,964,667
Common stock issued for services, amount	222,711	$ 5,965	(119,442)	336,188	0	0
Equity interest in QuikLABS issued for cash	10,000	0	0	8,000	0	2,000
Refund of equity interest in QuikLABS	(70,000)	$ 0	0	(56,000)	0	(14,000)
Common shares issued in exchange for debt, shares		22,500,000
Common shares issued in exchange for debt, amount	769,800	$ 22,500	0	747,300	0	0
Common shares issued for cash, shares		29,000,000
Common shares issued for cash, amount	610,502	$ 28,999	0	581,503	0	0
TPT Strategic license cancellation	0			(219,058)	0	219,058
Net Loss	(4,095,507)	$ 0	0	0	(4,018,893)	(76,614)
Balance, shares at Dec. 31, 2021		923,029,038
Balance, amount at Dec. 31, 2021	(31,132,325)	$ 923,029	5,610	12,860,873	(44,921,837)	69,302
Net Loss	(11,352,944)
Balance, shares at Sep. 30, 2022		1,028,178,638
Balance, amount at Sep. 30, 2022	(81,735,865)	$ 1,028,179	21,585	13,286,592	(96,134,890)	62,669
Balance, shares at Dec. 31, 2021		923,029,038
Balance, amount at Dec. 31, 2021	(31,132,325)	$ 923,029	5,610	12,860,873	(44,921,837)	69,302
Common shares issued in exchange for debt, shares		333,871,496
Common shares issued in exchange for debt, amount	1,439,894	$ 333,872	0	1,106,022	0	0
Net Loss	(21,749,920)	0	0	0	(21,630,143)	(119,777)
Common stock issued for services or subscription payable	15,975	$ 0	15,975	0	0	0
Debt conversion to common stock, shares		105,149,600
Debt conversion to common stock, amount	530,869	$ 105,150	0	425,719	0	0
Modification of Series A Preferred Stock	(39,866,742)	0	0	0	(39,866,742)	0
Common stock subscribed for services or subscription payable	21,300	0	21,300	0	0	0
Acquisition of IST	3,206	$ 0	0	0	0	3,206
Balance, shares at Dec. 31, 2022		1,028,178,638
Balance, amount at Dec. 31, 2022	(91,168,016)	$ 1,028,179	21,585	13,286,592	(96,134,890)	62,669
Balance, shares at Jun. 30, 2022		923,029,038
Balance, amount at Jun. 30, 2022	(41,160,298)	$ 923,029	16,260	12,860,873	(55,039,285)	78,825
Net Loss	(1,245,019)	0	0	0	(1,228,863)	(16,156)
Common stock issued for services or subscription payable	5,325	$ 0	5,325	0	0	0
Debt conversion to common stock, shares		105,149,600
Debt conversion to common stock, amount	530,869	$ 105,150	0	425,719	0	0
Modification of Series A Preferred Stock	(39,866,742)				(39,866,742)
Balance, shares at Sep. 30, 2022		1,028,178,638
Balance, amount at Sep. 30, 2022	(81,735,865)	$ 1,028,179	21,585	13,286,592	(96,134,890)	62,669
Balance, shares at Dec. 31, 2022		1,028,178,638
Balance, amount at Dec. 31, 2022	(91,168,016)	$ 1,028,179	21,585	13,286,592	(96,134,890)	62,669
Common shares issued for cash, amount	85,628	53,830	1,100	30,698	0	0
Net Loss	(3,093,608)	0	0	0	(3,131,235)	37,627
Subscription payable for services	12,425	0	12,425	0	0	0
Issuance of shares for exchange for debt, amount	917,088	571,848	0	345,240	0	0
Acquisition of Asberry 22 Holdings, Inc.	(63,775)	$ 0	0	603,859		(667,634)
Issuance of shares for services, shares		53,830,333
Disposition of IST		$ 0	0	0
Issuance of shares for exchange for debt, shares		571,848,487
Balance, shares at Sep. 30, 2023		1,882,579,354
Balance, amount at Sep. 30, 2023	(92,680,251)	$ 1,882,579	40,435	14,946,692	(109,549,957)	(680,482)
Balance, shares at Jun. 30, 2023		1,723,749,021
Balance, amount at Jun. 30, 2023	(93,300,382)	$ 1,723,749	37,560	14,907,994	(109,207,777)	(761,908)
Common shares issued for cash, amount	85,628	53,830	1,100	30,698	0	0
Net Loss	(257,548)	0	0	0	(342,180)	84,632
Subscription payable for services	1,775	$ 0	1,775	0	0	0
Issuance of shares for services, shares		53,830,333
Disposition of IST	(3,206)	$ 0	0	0	0	(3,206)
Issuance of shares for exchange of debt, amount	113,000	$ 105,000	0	8,000	0	0
Issuance of shares for exchange of debt, shares		105,000,000
Balance, shares at Sep. 30, 2023		1,882,579,354
Balance, amount at Sep. 30, 2023	$ (92,680,251)	$ 1,882,579	$ 40,435	$ 14,946,692	$ (109,549,957)	$ (680,482)